REVENUES (Tables)	6 Months Ended
Jun. 30, 2019
Revenues [Abstract]
Schedule of Significant Changes in Deferred Revenues
The following table presents the changes in deferred revenues balance during the six months ended June 30, 2019:

Six months ended June 30, 2019

Balance, beginning of the period	$3,873
New performance obligations	8,770
Reclassification to revenue as a result of satisfying performance obligations	(2,608)

Balance, end of the period	10,035
Less: long-term portion of deferred revenue	6,265
Current portion, end of period	$3,770

Schedule of Remaining Performance Obligations
The following table represents the remaining performance obligations as of June 30, 2019, which are expected to be satisfied and recognized in future periods:

	Remaining 2019	2020	2021 and thereafter
Unsatisfied performance obligations	$16,114	$10,330	$6,265